UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

High Yield Municipal Bond Fund

Investor Class (PRFHX)

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund - Investor Class	$34	0.68%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,554,470
Number of Portfolio Holdings	1,080
Table Summary

Portfolio Turnover Rate	6.6%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.1%
California	7.5
Texas	6.3
Florida	6.2
Wisconsin	5.4
Ohio	5.3
Pennsylvania	5.0
Illinois	4.0
Georgia	4.0
Other	47.2

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.1%
Transportation	11.4
Education	9.8
Special Tax	9.2
Housing	9.7
Industrial & Pollution Control	8.0
General Obligations - State	4.0
General Obligations - Local	3.0
Water & Sewer	1.7
Other	22.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F59-053 10/26

High Yield Municipal Bond Fund

Investor Class (PRFHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

High Yield Municipal Bond Fund

Advisor Class (PATFX)

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund - Advisor Class	$52	1.04%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,554,470
Number of Portfolio Holdings	1,080
Table Summary

Portfolio Turnover Rate	6.6%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.1%
California	7.5
Texas	6.3
Florida	6.2
Wisconsin	5.4
Ohio	5.3
Pennsylvania	5.0
Illinois	4.0
Georgia	4.0
Other	47.2

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.1%
Transportation	11.4
Education	9.8
Special Tax	9.2
Housing	9.7
Industrial & Pollution Control	8.0
General Obligations - State	4.0
General Obligations - Local	3.0
Water & Sewer	1.7
Other	22.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F259-053 10/26

High Yield Municipal Bond Fund

Advisor Class (PATFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

High Yield Municipal Bond Fund

I Class (PTYIX)

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund - I Class	$27	0.53%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,554,470
Number of Portfolio Holdings	1,080
Table Summary

Portfolio Turnover Rate	6.6%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.1%
California	7.5
Texas	6.3
Florida	6.2
Wisconsin	5.4
Ohio	5.3
Pennsylvania	5.0
Illinois	4.0
Georgia	4.0
Other	47.2

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.1%
Transportation	11.4
Education	9.8
Special Tax	9.2
Housing	9.7
Industrial & Pollution Control	8.0
General Obligations - State	4.0
General Obligations - Local	3.0
Water & Sewer	1.7
Other	22.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F239-053 10/26

High Yield Municipal Bond Fund

I Class (PTYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX High Yield Municipal
Bond Fund
PATFX High Yield Municipal
Bond Fund–
.
Advisor Class
PTYIX High Yield Municipal
Bond Fund–
.
I Class
(Formerly T. Rowe PriceTax -Free High Yield
Fund)

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 11.29 $ 11.24 $ 10.97 $ 10.64 $ 12.22 $ 12.32
Investment
activities
Net investment
income
(1)(2)
0.24 0.46 0.42 0.41 0.41 0.38
Net realized and
unrealized gain/
loss (0.28) 0.04 0.28 0.32 (1.58) (0.10)
Total from
investment
activities (0.04) 0.50 0.70 0.73 (1.17) 0.28
Distributions
Net investment
income (0.23) (0.45) (0.43) (0.40) (0.40) (0.38)
Net realized gain — — — — (0.01) —
Total distributions (0.23) (0.45) (0.43) (0.40) (0.41) (0.38)
NET ASSET
VALUE
End of period $ 11.02 $ 11.29 $ 11.24 $ 10.97 $ 10.64 $ 12.22

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(0.37)% 4.67% 6.45% 7.05% (9.64)% 2.21%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.65% 0.74% 0.76% 0.76% 0.72%
Net expenses
after waivers/
payments by
Price Associates 0.68%
(4)
0.65% 0.67% 0.67% 0.67% 0.63%
Net investment
income 4.22%
(4)
4.20% 3.79% 3.81% 3.68% 2.99%
Portfolio turnover
rate 6.6% 18.8% 14.2% 11.6% 19.7% 11.8%
Net assets, end of
period (in millions) $1,440 $1,435 $1,458 $1,826 $1,949 $3,580
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 11.36 $ 11.31 $ 11.03 $ 10.70 $ 12.29 $ 12.39
Investment
activities
Net investment
income
(1)(2)
0.22 0.42 0.39 0.37 0.38 0.35
Net realized and
unrealized gain/
loss (0.28) 0.04 0.28 0.32 (1.59) (0.11)
Total from
investment
activities (0.06) 0.46 0.67 0.69 (1.21) 0.24
Distributions
Net investment
income (0.21) (0.41) (0.39) (0.36) (0.37) (0.34)
Net realized gain — — — — (0.01) —
Total distributions (0.21) (0.41) (0.39) (0.36) (0.38) (0.34)
NET ASSET
VALUE
End of period $ 11.09 $ 11.36 $ 11.31 $ 11.03 $ 10.70 $ 12.29

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(0.53)% 4.27% 6.17% 6.65% (9.89)% 1.90%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.04%
(4)
1.02% 1.08% 1.12% 1.03% 1.03%
Net expenses
after waivers/
payments by
Price Associates 1.04%
(4)
1.02% 1.02% 1.02% 0.93% 0.94%
Net investment
income 3.86%
(4)
3.83% 3.45% 3.46% 3.43% 2.76%
Portfolio turnover
rate 6.6% 18.8% 14.2% 11.6% 19.7% 11.8%
Net assets, end
of period (in
thousands) $2,620 $2,689 $3,287 $4,552 $5,322 $7,637
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 11.29 $ 11.24 $ 10.96 $ 10.64 $ 12.22 $ 12.31
Investment
activities
Net investment
income
(1)(2)
0.25 0.47 0.44 0.42 0.42 0.39
Net realized and
unrealized gain/
loss (0.28) 0.05 0.28 0.31 (1.58) (0.09)
Total from
investment
activities (0.03) 0.52 0.72 0.73 (1.16) 0.30
Distributions
Net investment
income (0.24) (0.47) (0.44) (0.41) (0.41) (0.39)
Net realized gain — — — — (0.01) —
Total distributions (0.24) (0.47) (0.44) (0.41) (0.42) (0.39)
NET ASSET
VALUE
End of period $ 11.02 $ 11.29 $ 11.24 $ 10.96 $ 10.64 $ 12.22

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(0.29)% 4.81% 6.69% 7.07% (9.51)% 2.41%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.55%
(4)
0.51% 0.60% 0.65% 0.62% 0.60%
Net expenses
after waivers/
payments by
Price Associates 0.53%
(4)
0.51% 0.54% 0.55% 0.53% 0.51%
Net investment
income 4.38%
(4)
4.34% 3.94% 3.93% 3.84% 3.10%
Portfolio turnover
rate 6.6% 18.8% 14.2% 11.6% 19.7% 11.8%
Net assets, end of
period (in millions) $2,112 $2,047 $2,065 $1,509 $1,846 $1,942
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 56
United Airlines Holdings (1) — 33
Total Common Stocks (Cost $32) 89
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 3,753 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 99.4%
ALABAMA  2.8%
Alabama State Univ., 5.75%, 9/1/50 (4) 2,150 2,306
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender
3/1/33) (5)(6) 2,200 2,170
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,667
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,051
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,284
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/33  10,000 10,400
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  7,450 7,755
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  8,000 8,224
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  4,025 4,220
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series A, 6.00%, 1/1/60  9,610 8,394
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series B, STEP, 1/1/60  2,384 125
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,700
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (5) 3,675 3,487
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (5) 3,175 2,919
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,137

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (6) 16,040 16,185
99,024
ARIZONA  2.2%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.53%, 1/1/37  1,075 1,070
Arizona HFA, Banner Health, Series C, VRDN, 3.05%, 1/1/46  5,225 5,225
Arizona IDA, Academics of Math & Science Project, Series A,
5.50%, 7/1/56 (6) 1,000 943
Arizona IDA, Academics of Math & Science Project, Series A,
5.75%, 7/1/61 (6) 800 769
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (6) 730 660
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (6) 1,265 1,017
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,014
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,403
Arizona IDA, Montanero Project, 6.75%, 12/1/55 (5)(6) 6,550 6,638
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (6) 5,445 4,502
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (6) 2,375 2,295
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (6) 4,170 3,607
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (6) 2,975 2,908
Arizona IDA, San Tan Charter School Projects, 6.875%,
2/1/65 (6) 8,000 7,853
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,431
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  805 789
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 456
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  3,175 2,957
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (6) 2,380 1,921
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (6) 5,285 3,747
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,186
Sierra Vista IDA, 5.00%, 6/15/54 (6) 5,375 4,370
Sierra Vista IDA, Wake Preparatory Academy, 6.25%, 6/15/50  4,450 4,452

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,663
Tempe IDA, Friendship Village of Tempe Project, Series A,
5.625%, 12/1/60  3,215 3,243
79,119
ARKANSAS  1.1%
Arkansas DFA, Hybar Steel Project, Series A, 7.00%, 7/1/48 (5)
(6) 5,000 5,532
Arkansas DFA, Hybar Steel Project, Series B, 7.50%, 7/1/48 (5)
(6) 5,000 5,647
Arkansas DFA, Taxable-Springing Exempt Obligation, Series B,
7.375%, 7/1/56 (Tender 7/1/34) (6) 13,000 13,439
Arkansas DFA, U.S. Steel Corp. Project, 5.45%, 9/1/52 (5) 7,365 7,430
Arkansas DFA, U.S. Steel Corp. Project, Series B, VRDN,
4.25%, 9/1/46 (Tender 3/3/36) (5)(6) 6,925 6,813
38,861
CALIFORNIA  7.5%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,076
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,490 4,817
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (6) 22,370 13,624
California Community Housing Agency, Glendale Properties,
Series A-1, 4.00%, 2/1/56 (6) 3,000 2,365
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (6) 7,980 6,268
California Community Housing Agency, Senior Bonds Street
Flats, Series A-1, 3.00%, 2/1/57 (6) 1,800 1,212
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (6) 3,200 2,137
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (6) 23,060 17,923
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (6) 13,510 12,304
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,333 2,378
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.335%, 11/20/40  4,022 3,883
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (6) 5,525 5,426
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (6) 2,750 2,655
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 5.00%, 1/1/41 (5)(6) 700 711

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 6.00%, 1/1/55 (5)(6) 1,630 1,689
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (6) 1,515 1,381
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (6) 1,650 1,435
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (5) 4,605 4,018
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,654
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45  1,620 1,599
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/65  1,000 919
California PFA, Enso Village Project, 5.00%, 11/15/46 (6) 595 558
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (6) 9,020 9,591
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (6) 1,650 1,293
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (6) 1,500 1,035
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (6) 250 159
California School Fin. Auth., Partnerships to Uplift Communities
Project, 5.50%, 8/1/47 (6) 1,030 958
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 206
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 221
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 235
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 185
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,138
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 646
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 866
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,391
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 876
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,518
California Statewide CDA, HR Ontario Hotel Project, 5.00%,
9/2/35 (6) 320 323
California Statewide CDA, HR Ontario Hotel Project, 5.00%,
9/2/40 (6) 165 165
California Statewide CDA, HR Ontario Hotel Project, Series A,
6.00%, 9/2/35 (6) 610 630
California Statewide CDA, HR Ontario Hotel Project, Series A,
6.00%, 9/2/40 (6) 1,135 1,163
California Statewide CDA, HR Ontario Hotel Project, Series A,
6.125%, 9/2/48 (6) 1,000 1,018

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,291
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (6) 3,165 3,168
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (6) 8,120 8,124
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (6) 10,000 10,017
California Statewide CDA, Maison 613 Project, Series A,
6.625%, 9/2/62 (6) 2,500 2,515
California Statewide CDA, Statewide Community Infrastructure,
Series A-1, 5.00%, 9/2/52  4,965 4,816
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,135
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,560
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 398
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,214
CMFA Special Fin. Agency VII, Series A-1, 3.00%, 8/1/56 (6) 2,955 1,987
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (6) 2,530 2,042
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (6) 2,820 2,472
CSCDA Community Improvement Auth., 3.00%, 12/1/56 (6) 1,520 1,037
CSCDA Community Improvement Auth., 3.00%, 3/1/57 (6) 5,585 3,786
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (6) 2,750 2,137
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (6) 6,207 4,616
CSCDA Community Improvement Auth., Mezzanine Lien
Sustainable Bonds, 4.00%, 2/1/57 (6) 2,500 1,843
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (6) 5,105 3,168
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (6) 8,485 6,392
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (6) 2,500 1,707
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,314
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  204,875 19,093
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 10,092
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 322

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/55 (5) 4,750 4,936
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.391%, 7/1/27  1,110 1,106
Oroville, Hosp., 5.25%, 4/1/54 (1)(7) 1,485 1,025
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 1,990
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.50%, 7/1/55 (5) 3,300 3,433
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (5) 12,000 12,511
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/56 (5) 2,125 2,222
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (6) 850 875
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (6) 1,290 1,325
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (4) 1,560 1,693
267,247
COLORADO  3.8%
Aurora Crossroads Metropolitan Dist. No. 2, Series A-3, GO,
6.125%, 12/1/55  12,000 12,147
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  907 907
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,173
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,178 1,128
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (6) 3,500 3,369
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (4) 2,650 2,790
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (6) 1,070 1,005
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (6) 1,200 1,149
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (6) 4,275 4,137
Colorado Ed. & Cultural Fac. Auth., The Stanley Project,
Series A-1, 6.875%, 2/1/59 (6) 11,135 11,560
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 491
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 595
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,063
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,496
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (6) 1,145 881
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (6) 2,350 1,658

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (6) 3,285 2,244
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 3,811
Colorado Int'l. Center Metropolitan Dist. No. 14, Series B, GO,
8.00%, 12/15/56  3,000 2,918
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 500
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,502
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,185 1,148
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (6) 3,600 3,500
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,220
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (6) 1,750 1,693
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 2,033
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,899 3,664
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (6) 2,800 2,745
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (6) 500 450
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (6) 5,270 4,403
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.375%, 12/1/40  1,250 1,248
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.75%, 12/1/45  800 803
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,115 3,224
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 10,600
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (6) 5,620 5,305
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,531
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 6,555
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,572
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 797
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,351
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54  2,000 1,930
STC Metropolitan Dist. No. 2, Second Lien, Series A-2, GO,
6.25%, 12/1/55 (6) 2,000 2,008
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,025
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,616
Vail Home Partners, 5.75%, 10/1/45 (6) 415 430
Vail Home Partners, 5.875%, 10/1/55 (6) 2,720 2,770

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vail Home Partners, 6.00%, 10/1/64 (6) 5,580 5,691
135,836
CONNECTICUT  1.5%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (6) 1,060 1,019
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (6) 1,260 1,175
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,568
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.50%, 7/1/51  5,000 5,259
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  4,405 3,674
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,303
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,001
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,282
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,056
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,436
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 7,948
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 4,920
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,439
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (7)(8) 23,166 6,718
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (6) 550 489
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (6) 2,715 2,103
54,390
DELAWARE  1.2%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 201
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,023
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,311
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 798
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,878
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 1,929
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 3,950
Delaware State Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 6.00%, 7/1/55 (6) 3,825 3,833
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/52  1,260 933
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/57  1,220 872

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 5.00%, 6/1/51  1,350 1,169
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, Series A, 5.25%, 2/1/46  1,050 994
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, Series A, 5.75%, 2/1/56  1,225 1,164
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, Series A, 5.75%, 2/1/61  1,400 1,314
Delaware State Housing Auth., Series A, 4.75%, 7/1/46  2,350 2,286
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 206
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 861
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,136
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,038
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,536
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,445 6,447
41,879
DISTRICT OF COLUMBIA  1.9%
Dist. of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 12,917
Dist. of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,375
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,306
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,068
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 9,123
Dist. of Columbia, Union Market Infrastructure Project, 3.75%,
6/1/31 (6) 900 872
Dist. of Columbia, Union Market Infrastructure Project, 4.25%,
6/1/46 (6) 2,810 2,334
Dist. of Columbia, Union Market Project, Series B, STEP,
6/1/41 (6) 1,600 1,038
Dist. of Columbia, Union Market Project, Series B, STEP,
6/1/49 (6) 3,450 2,169
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (4) 10,135 6,318
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,518

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 849
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,988
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  11,080 11,549
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  3,000 2,764
66,188
FLORIDA  6.2%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(7) 59 1
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(7) 2,320 35
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.30%, 5/1/45  450 441
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  500 476
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,850 1,884
Avenir Community Dev. Dist., 5.625%, 5/1/54  885 885
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (6) 3,750 3,632
Big Cypress Stewardship Dist., Assessment Area Two, 5.80%,
5/1/55  3,140 2,998
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,125 6,037
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (5) 5,000 4,259
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 908
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 261
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,055
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 928
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,001
Capital Projects Fin. Auth., Millenia Orlando Project, Series A,
7.125%, 1/1/65 (6) 5,000 5,224
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/64 (6) 2,890 2,489
Capital Trust Agency, 4.00%, 6/15/51 (6) 1,545 1,143

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (6) 3,300 2,826
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.375%, 7/1/65 (6) 6,450 5,990
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (6) 410 417
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (6) 655 662
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (6) 800 809
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (6) 2,550 2,259
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31 (1)(7) 565 452
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41 (1)(7) 1,055 844
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53 (1)(7) 2,310 1,848
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45 (1)(7) 755 604
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (1)(7) 755 604
Coastal Ridge Community Dev. Dist., 6.00%, 5/1/55  2,800 2,811
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  180 179
Enclave at Lake Geneva Community Dev. Dist., 5.60%, 5/1/46  2,100 2,026
Enclave at Lake Geneva Community Dev. Dist., 6.00%, 5/1/56  1,900 1,838
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,850 5,905
Firelight Community Dev. Dist., Series A, 6.125%, 5/1/55  2,375 2,376
Firethorn Community Dev. Dist., 5.60%, 5/1/55  760 725
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 2,450 2,446
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/55 (6) 2,475 2,489
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (6) 1,375 1,404
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,264
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,307
Florida Dev. Fin., Waste Pro USA Inc. Project, 4.50%, 7/1/32 (5)
(6) 5,850 5,824
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (6) 2,495 2,382
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (6) 10,550 9,549
Florida Local Government Fin. Commission, The Sanctuary at
Village on the Isle Project, Series A, BAN, 11.00%, 12/22/30 (6) 4,750 5,100
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.875%, 11/15/64 (6) 6,300 6,589
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  3,800 3,755

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Greater Orlando Aviation Auth., United Airlines Project, 5.50%,
11/1/37 (5) 1,375 1,456
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (6) 240 241
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 5.75%, 5/1/55 (6) 1,500 1,451
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  780 787
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  885 882
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (6) 355 355
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (6) 1,200 1,148
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (6) 1,615 1,499
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  2,880 3,011
Hillsborough County IDA, BayCare Health System, Series E,
VRDN, 3.00%, 11/15/54  9,300 9,300
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,711
Jacksonville Aviation Auth., 5.50%, 10/1/50 (5) 4,000 4,156
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (6) 9,095 8,033
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  3,400 3,302
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 659
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  815 825
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  720 692
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  900 901
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (6) 25 25
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (6) 110 110
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,890
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,637
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,130 1,131
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,290 2,273
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 6.00%, 5/1/56  4,030 4,145
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 798

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,345
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  990 977
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 544
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  855 831
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  735 736
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,275 1,262
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  5,000 5,223
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (6) 365 372
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.375%, 6/1/65 (6) 2,250 2,260
New Port Corners Community Dev. Dist., 5.50%, 6/15/55 (6) 700 667
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,137
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,502
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  960 962
Orange County HFA, 4.00%, 10/1/52  4,605 3,871
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,443
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,205 1,184
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  75 76
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 248
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 376
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  260 263
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  665 676
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,185 1,195
Polk County IDA, Victory Ridge Academy Project, 5.325%,
6/15/40 (6) 1,540 1,508
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (6) 4,005 3,894
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,096
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,014

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,410
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,845
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,177
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (6) 1,385 1,320
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 656
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,317
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (6) 495 474
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (6) 1,975 1,828
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,596
221,644
GEORGIA  4.0%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (5) 6,650 6,956
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(7) 2,850 1,203
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(7) 15,200 6,573
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(7) 8,525 3,773
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (6) 13,542 12,381
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 5.00%, 7/1/35 (6) 1,000 1,026
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/45 (6) 5,395 5,611
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/50 (6) 2,100 2,147
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (6)(9) 1,625 1,574
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (6)(9) 3,360 2,933
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (6)(9) 4,250 3,582
Bartow County Tax Allocation Dist. No. 3, Highway 411 Corridor
Dev. Project, STEP, 0.00%, 4/1/51 (6) 9,675 7,787
Cedartown, Tax Allocation District #1 - Martha Berry Highway
Project, 6.25%, 4/1/56 (6) 4,120 3,955
Cobb County Dev. Auth., Mt. Bethel Christian Academy Project,
6.25%, 6/1/64 (6) 4,090 4,144
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,496

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (6) 2,375 2,169
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (6) 9,330 7,556
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (6) 2,730 2,657
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.75%, 6/1/55  5,000 4,856
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,059
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 1,220 1,175
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,187
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (6) 2,645 2,724
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (6) 16,215 15,186
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (6) 55 55
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (6) 1,215 1,222
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (6) 1,980 1,983
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (6) 1,215 1,216
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,914
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,760
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,851
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,053
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (6) 1,445 1,447
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (6) 2,210 2,109
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (6) 8,705 7,643
Savannah Georgia Convention Center Auth., Convention
Center Hotel Second Tier, Series B, 6.00%, 6/1/50 (6) 2,575 2,492
Savannah Georgia Convention Center Auth., Convention
Center Hotel Third Tier, Series C, 5.00%, 6/1/58 (4) 3,000 2,961
142,416
HAWAII  0.0%
Hawaii Dept. of Budget & Fin., Series B, VRDN, 2.95%, 7/1/60  600 600
600

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
IDAHO  0.6%
Idaho Housing & Fin. Assn., Series A, 4.85%, 7/1/56  5,000 4,890
Power County IDC, FMC Project, 6.45%, 8/1/32 (5) 3,620 3,632
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (6) 4,700 4,747
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (6) 8,910 8,437
21,706
ILLINOIS  4.0%
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (4) 830 852
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (4) 900 921
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 11,760
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (4)(11) 11,245 10,040
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (5) 4,275 4,367
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,502
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,208
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,890
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 1,954
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,112
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 8,363
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,479
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,657
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (6) 1,000 1,044
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (6) 1,000 1,040
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (6) 1,195 1,211
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,056
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,161
Illinois Fin. Auth., Music & Dance Theater Chicago, 5.75%,
10/1/45 (6) 2,935 2,878
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN,
3.00%, 11/15/37  3,800 3,800
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,030 2,031
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,166
Illinois HDA, Series A, 4.875%, 4/1/50  4,305 4,223
Illinois HDA, Series A, 4.90%, 4/1/51  3,995 3,973
Illinois HDA, Series G, 6.25%, 10/1/52  840 894

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (10) 46,130 35,192
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 6,640
Schaumburg Cook & DuPage Counties, North Schaumburg
Redev. Area Project, 6.125%, 12/30/38 (6) 1,950 1,943
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (6) 2,435 2,429
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (6) 6,420 5,944
142,730
INDIANA  1.5%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 1,405 1,387
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,697
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 6,920
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 411
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,467
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,275
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,120
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,541
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,105
Indiana Fin. Auth., Student Housing Project, Series A, 5.375%,
6/1/64  2,455 2,357
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(5)(7) 9,846 1
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 7,652
Town of Whitestown, Bridle Oaks/Mills on Main Infra. Projects,
6.00%, 9/1/50 (6) 2,285 2,234
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 1,210 1,239
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (5)(6) 7,265 6,981
53,387
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  250 254
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.75%,
10/1/55  1,250 1,264

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,350 1,361
2,879
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,020
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 916
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 924
2,860
KENTUCKY  1.8%
Henderson, Pratt Paper, Series A, 4.70%, 1/1/52 (5)(6) 1,500 1,388
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (5)(6) 1,945 1,883
Kentucky Bond Dev., Collegiate Housing Foundation-Bowling
Green LLC - Western Kentucky University Project, Series A,
5.25%, 7/1/61 (4) 4,575 4,641
Kentucky Bond Dev., University of Kentucky Central Utility Plant
Project, Series A, 5.50%, 10/31/56  1,915 1,982
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,937
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,166
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,725
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,309
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,044
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,121
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,561
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 3,961
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,253
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,037
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 10,654
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,126
Louisville, Norton Healthcare, Inc., Series B, VRDN, 3.03%,
10/1/56  800 800
63,588

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LOUISIANA  1.1%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (6) 1,900 1,895
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (6) 2,220 2,136
Louisiana Public Fac. Auth., Acadiana Renaissance Charter
Academy Project, 6.15%, 6/15/55 (6) 5,500 5,538
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (5) 8,800 9,019
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (5)(6) 3,500 3,665
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (6) 4,190 4,534
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (6) 4,235 4,504
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (6) 5,485 5,917
37,208
MARYLAND  3.4%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,212
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/37 (6) 2,790 2,709
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (6) 4,325 3,947
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,458
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(5) 6,500 6,597
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,047
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (6) 1,430 1,431
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (6) 2,010 2,011
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  670 649
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  3,400 2,760
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 2,100 2,105
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 11,305 11,058
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,690
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 799

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,228
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 813
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 836
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,093
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,401
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,234
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,569
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,150
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,265 1,240
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 368
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,558
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (6) 1,185 1,185
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (6) 1,980 1,976
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,203
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,602
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 795
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 305
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,438
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,657
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,957
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 400
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 399
Town of Chestertown, Washington College, 6.50%, 3/1/50  2,000 2,023
Town of Chestertown, Washington College, 6.50%, 3/1/55  2,000 2,009
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,436
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,630
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 892
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,195

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 5,903
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
120,854
MASSACHUSETTS  0.9%
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (4) 5,150 5,469
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series G, VRDN, 2.90%, 7/1/61  3,300 3,300
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (6) 2,200 2,032
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (6) 1,100 1,000
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (6) 7,710 7,256
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.125%, 7/1/51 (6) 3,045 2,898
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.50%, 7/1/66 (6) 6,500 6,255
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,961
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (5) 2,755 2,394
32,565
MICHIGAN  0.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 789
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,197
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,335
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,672
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 933
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,961
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 800
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45  1,200 1,209
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
6.00%, 11/1/50  2,600 2,588
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,676

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,572
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,548
33,280
MINNESOTA  0.5%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (6) 4,500 3,873
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (6) 400 400
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (6) 700 682
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (6) 1,250 1,217
Housing & Redev. Auth. of The City of St. Paul Minnesota,
Nova Classical Academy Project, 5.50%, 9/1/55  425 408
Housing & Redev. Auth. of The City of St. Paul Minnesota,
Nova Classical Academy Project, 5.625%, 9/1/65  700 668
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.625%, 11/1/45  700 714
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.875%, 11/1/65  2,000 2,011
Woodbury, Leadership Academy Project, Series A, 6.00%,
7/1/65  4,000 3,875
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (6) 1,210 1,102
Woodbury, Math & Science Academy, 5.50%, 6/1/63 (6) 1,605 1,430
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 555
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 382
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 317
17,634
MISSISSIPPI  0.4%
Mississippi Business Fin., Chevron U.S.A. Project, Series B,
VRDN, 3.00%, 12/1/30  8,675 8,675
Mississippi Business Fin., Chevron U.S.A. Project, Series G,
VRDN, 3.00%, 11/1/35  4,185 4,185
12,860
MISSOURI  1.6%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,124
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (6) 1,675 1,659
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (6) 1,190 1,133
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,590
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,332
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,185 1,144
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,795
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,042

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  640 640
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 544
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,204
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,585
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  3,280 3,199
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  455 439
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,770 2,595
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,193
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,610 3,508
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,596
Taney County IDA, 6.00%, 10/1/49 (6) 3,500 3,443
56,765
MONTANA  0.5%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 545
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,309
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,321
Montana Fac. Fin. Auth., Series A, 5.25%, 6/1/53  3,500 3,558
Montana Fac. Fin. Auth., Series A, 6.125%, 11/15/56  1,950 1,943
Montana Fac. Fin. Auth., Series A, 6.125%, 11/15/61  1,600 1,584
18,260
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,184
1,184
NEVADA  0.7%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 325
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,527
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,021
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  930 937
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,110 1,077
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,195 1,139
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (6) 13,500 2,137
Reno-Tahoe Airport Auth., Series A, 5.50%, 7/1/56 (5)(12) 4,700 4,839

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (5) 4,175 4,210
24,212
NEW HAMPSHIRE  1.0%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,479 2,347
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (6) 18,875 10,897
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.166%, 1/20/41  1,603 1,490
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 3,245 2,590
New Hampshire Business Fin. Auth., LGI Homes Project, Zero
Coupon, 12/15/41  4,350 1,613
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.923%, 7/20/40  2,575 2,194
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.181%, 5/20/42  1,550 1,313
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (6) 2,926 1,880
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (6) 1,180 1,176
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (6) 690 691
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (6) 2,725 2,684
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 630
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 595
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,772
34,872
NEW JERSEY  1.8%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,359
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,418
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (6) 1,000 941
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (5) 1,845 1,848
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  3,880 3,695
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,300 1,304
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,345

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 5,400 5,672
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (5)(6) 2,000 2,073
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (5) 990 988
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (5) 1,385 1,350
New Jersey Housing & Mortgage Fin. Agency, Series O, 4.90%,
10/1/51 (12) 5,425 5,345
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 687
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,052
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,000 945
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,323
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,000 4,007
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  21,695 20,951
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,036
65,339
NEW YORK  3.4%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (6) 1,135 1,071
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (6) 2,680 2,368
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (6) 830 714
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (6) 460 443
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(6) 425 395
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(6) 550 479
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(6) 1,980 1,563
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (6) 650 592
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (6) 16,205 13,933
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,604
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,488

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 6,313
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,637
Nassau County IDA, EC, 5.00%, 1/1/58 (2) 13,414 —
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (13) 2,550 2,613
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (4) 5,250 3,976
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,573
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/27 (6) 1,200 1,200
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/28 (6) 1,000 999
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (6) 1,000 989
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (6) 800 786
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/32 (6) 2,800 2,731
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (6) 800 766
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (6) 1,400 1,304
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 12,445 12,420
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (5) 3,005 3,050
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (4)(5) 5,920 5,964
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (5) 1,215 1,255
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (5) 2,000 2,064
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (5) 6,750 6,926
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (5) 9,905 9,973
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/55 (5) 2,450 2,563
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (5) 9,325 9,749
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (6) 500 491

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.00%, 12/1/45 (6) 250 256
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.375%, 12/1/55 (6) 640 655
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.50%, 12/1/65 (6) 1,200 1,230
119,133
NORTH CAROLINA  1.8%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 3.00%, 1/15/37  5,100 5,100
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, Series B, VRDN, 3.00%, 1/15/38  9,405 9,405
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,385
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(5) 9,515 9,847
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,575 1,600
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,320
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 580
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,275
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,825
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,567
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,205 2,034
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,786
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 3,195
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 823
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 800
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 665
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 632
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,335
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 730

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 9,258
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,225
64,387
OHIO  5.3%
Blanchard Valley Port Auth., Liberty Assisted Living - Findlay
Project, Series A, 6.25%, 1/1/46 (6) 2,500 2,487
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  78,610 60,016
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,362
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  12,705 12,731
Columbus-Franklin County Fin. Auth., Silver Birch of Columbus
Project, Series A, 6.05%, 1/1/46 (6) 1,675 1,688
Columbus-Franklin County Fin. Auth., Vivera Brookshire
Project, Series A, 6.30%, 1/1/46 (6) 4,800 4,738
Columbus-Franklin County Fin. Auth., Vivera Brookshire
Project, Series A, 6.30%, 1/1/46 (6) 4,400 4,343
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,489
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,183
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,790 3,796
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  11,310 11,310
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (6) 3,050 3,179
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,510
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,573
Lancaster Port Auth., Vivera Fairfeild Project, Series A, 6.375%,
1/1/46 (6) 1,925 1,932
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,082
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,095
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,795
Norwood, Rookwood Exchange Project, 5.00%, 12/1/41  1,000 1,014
Ohio, Series A, 4.00%, 1/15/38  845 811
Ohio, Series A, 4.00%, 1/15/39  1,585 1,497
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (5)(6) 16,000 14,385
Ohio Housing Fin. Agency, Series A, 6.375%, 1/1/46 (6) 1,775 1,771
Ohio Housing Fin. Agency, Ashford at Central Park Project,
Series A, 6.25%, 1/1/46 (6) 1,850 1,868
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  2,830 2,869

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Housing Fin. Agency, Green Oaks of Grove City Project,
Series A, 6.125%, 1/1/46 (6) 3,180 3,198
Ohio Housing Fin. Agency, Green Oaks of Holland Project,
Series A, 6.30%, 1/1/45  3,225 3,269
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (6) 2,500 2,540
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (6) 4,000 3,961
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (6) 1,365 1,402
Ohio Housing Fin. Agency, Silver Birch of Cuyahoga Falls
Project, Series A, 6.25%, 1/1/45 (6) 4,340 4,459
Port of Greater Cincinnati Dev. Auth., Senior Lien, 5.625%,
3/1/46 (6) 1,690 1,658
Port of Greater Cincinnati Dev. Auth., Senior Lien, 5.75%,
3/1/59 (6) 2,655 2,530
Portage County Port Auth., Bio-Med Science Academy Stem
School Project, 6.00%, 12/1/56  1,140 1,158
Portage County Port Auth., Bio-Med Science Academy Stem
School Project, 6.00%, 12/1/62  1,800 1,821
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,448
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,736
Washington County, Memorial Health System Obligated Group,
6.75%, 12/1/52  3,950 4,052
187,756
OKLAHOMA  1.1%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,183
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (6) 1,825 1,736
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (6) 1,400 1,357
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 3,398
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 66
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,438
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  10,595 10,631
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,401
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,460
38,670
OREGON  0.1%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 399
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 397

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,067
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,100
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  1,850 1,842
4,805
PENNSYLVANIA  5.0%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 252
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 280
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (6) 5,610 5,731
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (6) 2,750 2,761
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (6) 4,975 4,911
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (6) 7,540 7,593
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (6) 7,125 7,129
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (6) 2,405 2,454
Berks County Municipal Auth., Tower Health Project,
Series A-2A, 6.00%, 6/30/34  5,880 6,155
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  5,250 4,925
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  18,301 13,882
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,645
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,572
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (6) 2,425 2,247
Chester County IDA, Collegium Charter School Project,
Series A, 5.25%, 10/15/47  1,850 1,610
Chester County IDA, Colleguim Charter School Project,
Series A, 5.125%, 10/15/37  3,980 3,716
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (6) 3,140 3,120
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (6) 3,790 3,581
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (6) 3,330 3,101
Doylestown Hosp. Auth., 5.375%, 7/1/39 (6) 2,075 2,203

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 895
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 912
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 956
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  185 185
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 770
Lycoming County Auth., Aicup Financing Program - Lycoming
College Project, 5.125%, 11/1/46  1,000 949
Lycoming County Auth., Aicup Financing Program - Lycoming
College Project, 5.375%, 11/1/51  1,235 1,183
Lycoming County Auth., Aicup Financing Program - Lycoming
College Project, 5.50%, 11/1/56  2,745 2,612
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,019
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,771
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 5,158
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 6,755 7,236
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (5) 6,905 6,804
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (5) 4,060 4,063
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/40 (5) 3,155 3,318
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/41 (5) 1,840 1,930
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/43 (5) 1,840 1,923
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (5) 10,865 11,313
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (5) 7,800 8,135
Pennsylvania Economic DFA, The Pennsylvania Rapid Bridge
Replacement Project, 5.00%, 6/30/42 (5) 1,035 1,036
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.321%, 7/1/39 (4) 6,650 6,322
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (4) 10,000 8,934
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,672
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,450
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,604
176,018
PUERTO RICO  9.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 24,666 17,575
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 32,398 21,059

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 24,943 18,083
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (6) 1,105 1,145
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (6) 8,215 8,693
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 9,495 9,887
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (6) 10,000 10,047
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (6) 9,115 8,091
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (6) 8,520 8,826
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 6,043
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,930
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,812
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,428
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  15,967 14,815
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  4,450 3,949
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,197 2,233
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,166 3,416
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(7) 4,780 3,537
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(7) 95 70
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(7) 8,215 6,171
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (1)(7) 1,000 754
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(7) 1,145 847
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(7) 3,955 2,927
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(7) 1,605 1,188
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(7) 135 100
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(7) 1,600 1,184
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(7) 2,300 1,702

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(7) 2,745 2,031
Puerto Rico Electric Power Auth., Series CR, Zero Coupon,
7/1/30 (6) 4,300 3,160
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(7) 470 348
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(7) 1,810 1,339
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(7) 610 451
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(7) 730 540
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(7) 95 70
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(7) 455 337
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(7) 390 289
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(7) 3,955 2,927
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(7) 235 174
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(7) 3,541 2,620
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(7) 790 585
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(7) 1,135 840
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(7) 110 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(7) 195 144
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(7) 1,960 1,450
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(7) 155 115
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(7) 1,460 1,080
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(7) 420 311
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(7) 169 125
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(7) 3,820 2,827
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,009 1,987

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  10,826 10,228
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  39,807 38,567
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,906
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  166,265 59,553
324,597
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(7) 9,960 3,884
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36 (Prerefunded 9/1/26) (13) 3,955 3,955
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 1,887
9,726
SOUTH CAROLINA  1.3%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,295 3,124
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 9,163
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,394 7,125
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,244 1,412
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,655 2,035
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,432 66
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  4,100 4,016
South Carolina Jobs-Economic Dev. Auth., Gray Collegiate
Academy Project, 6.25%, 7/1/56 (6) 3,000 2,944
South Carolina Jobs-Economic Dev. Auth., Gray Collegiate
Academy Project, 6.375%, 7/1/66 (6) 10,000 9,832
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.25%, 8/15/65 (6) 2,000 2,048
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  2,900 2,848
44,613
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28
(Prerefunded 11/1/26) (13) 1,135 1,139
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30
(Prerefunded 11/1/26) (13) 1,215 1,219
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32
(Prerefunded 11/1/26) (13) 1,080 1,084
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42
(Prerefunded 11/1/26) (13) 1,585 1,591
Sioux Falls, Dow Rummel Village, Series A, 5.65%, 11/1/54  2,125 2,093

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sioux Falls, Dow Rummel Village, Series A, 5.70%, 11/1/61  3,200 3,100
10,226
TENNESSEE  0.6%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,180
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 4,825 4,430
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (9) 2,600 2,605
Metropolitan Gov't. Nashville & Davidson County Health & Ed.
Fac. Board, 5.25%, 5/1/53  3,850 3,871
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (5) 2,680 2,745
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (6) 1,500 1,421
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 395
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 875
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,360
20,882
TEXAS  6.3%
Anna, Sherley Farms Public Improvement, 5.35%, 9/15/46 (6) 1,000 977
Anna, Sherley Farms Public Improvement, 5.70%, 9/15/56 (6) 1,350 1,317
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (6) 1,320 1,143
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.75%,
6/15/55 (6) 8,400 8,391
Austin Airport System Revenue, Series B, 5.25%, 11/15/51 (5) 8,000 8,162
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 707
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,648
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,303
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,653
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,477
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,807
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 396
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 912

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,781
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,515
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (5) 3,000 3,070
Brooks Dev. Auth., 5.875%, 8/15/52 (6) 5,360 5,131
Brooks Dev. Auth., Senior Lien, Series A, 5.50%, 8/15/52 (6) 3,400 3,269
Celina, Public Improvement, 4.50%, 9/1/31 (6) 750 757
Celina, Public Improvement, 5.125%, 9/1/44 (6) 1,500 1,514
Celina, Public Improvement, 5.50%, 9/1/54 (6) 1,500 1,498
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.25%,
2/15/49  3,300 3,372
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (6) 230 173
Conroe Local Gov't., Convention Center Hotel, 5.00%,
10/1/50 (6) 1,375 1,031
Corpus Christi, 6.125%, 9/15/44  1,000 1,004
Corpus Christi, 6.50%, 9/15/54  1,500 1,479
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (6) 2,065 2,086
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (6) 982 1,002
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (6) 1,600 1,627
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,868
Friendswood, 7.00%, 9/15/54  2,750 2,727
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 405
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,245
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 905
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 753
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 736
Houston Airport System Revenue, United Airlines, Series A,
4.00%, 7/1/41 (5) 1,620 1,445
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (5) 4,300 4,508
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (5) 4,100 4,269
Houston Airport System Revenue, United Airlines, Series B-1,
4.00%, 7/15/41 (5) 3,955 3,528
Houston Airport System, United Airlines, 5.50%, 7/15/35 (5) 4,825 5,111

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Hotel Occupancy Tax & Special Revenue, Series C,
5.50%, 9/1/58  5,765 5,994
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,110
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,335
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,173
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,782
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,645
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (5)(6)(12) 2,000 2,051
Mission Economic Dev., Graphic Packaging International
Project, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (5) 3,675 3,775
Mission Economic Dev., Natgasoline, VRDN, 4.75%, 8/1/46
(Tender 8/1/36) (5) 7,675 7,719
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (Prerefunded 10/1/26) (5)(6)(13) 6,920 6,930
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 435
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 450
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 475
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 440
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,111
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,031
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,095
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,060
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,382
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes
Project, 5.375%, 1/1/55  2,000 1,998
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 3,095
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 5.25%, 7/1/32  625 629
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  2,575 2,670
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 7.125%, 7/1/56  1,375 1,424
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 385
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 708
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 687
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 804
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 376

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 801
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 800
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,191
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,659
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (9) 7,445 5,218
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 900 705
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 3,820 3,462
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (5)(6) 10,755 8,135
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (5)(6) 2,000 1,792
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (6) 200 201
Princeton, Eastridge Public Improvement Dist., 5.375%,
9/1/45 (6) 420 421
Princeton, Eastridge Public Improvement Dist., 5.625%,
9/1/55 (6) 700 695
Seagoville, Santorini Public Improvement Dist. Project, 6.00%,
9/15/44 (6) 1,015 1,003
Seagoville, Santorini Public Improvement Dist. Project, 7.00%,
9/15/54 (6) 3,000 2,943
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(7) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(7) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1) 4,241 3,305
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  10,000 9,942
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%,
4/1/36  5,000 5,185
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (5) 13,150 13,425
224,355
UTAH  2.6%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (6) 9,085 9,186
Downtown Daybreak Public Infrastructure Dist. No. 1, 5.625%,
3/1/46 (6) 750 753

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Downtown Daybreak Public Infrastructure Dist. No. 1, 5.875%,
3/1/51 (6) 925 930
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (6) 1,125 1,138
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (6) 3,391 3,396
Lomond Heights Public Infrastructure Dist., Series A-1, GO,
5.875%, 3/1/57  1,405 1,372
Lomond Heights Public Infrastructure Dist., Lomond Heights
Assessment Area, Series A-2, 5.625%, 12/1/55  1,575 1,538
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (6) 500 496
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (6) 1,175 1,124
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (6) 2,540 2,431
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (6) 1,240 1,265
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (6) 2,150 2,187
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,661
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,264
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,259
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,106
Panorama Public Infrastructure Dist. No. 1, 6.20%, 12/1/55 (6) 2,000 1,957
Panorama Public Infrastructure Dist. No. 1, Series A, GO,
6.25%, 3/1/55 (6) 2,150 2,148
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  950 982
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  6,910 7,106
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-2,
STEP, 3/1/55  500 414
Resort Core Public Infrastructure Dist. No. 1, Series A-1, GO,
5.625%, 3/1/51 (6) 800 791
Resort Core Public Infrastructure Dist. No. 1, Series A-1, GO,
5.875%, 3/1/57 (6) 1,075 1,080
Resort Core Public Infrastructure Dist. No. 1, Series A-2, GO,
STEP, 3/1/57  1,075 828
Ridges Estates Infrastructure Fin. Dist., Alpine Hollow
Assessment Area, 6.25%, 12/1/53 (6) 5,350 5,460
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (5) 5,605 5,657
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (6) 5,216 5,119
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (6) 3,920 3,931

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (6) 7,200 7,386
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (6) 10,115 9,003
Utah City West Public Infrastructure Dist. No. 1, 5.875%,
12/1/55 (6) 2,250 2,260
93,228
VIRGIN ISLANDS  0.3%
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 6.00%, 12/1/55  10,750 10,390
10,390
VIRGINIA  1.8%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,212
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50 (4) 1,050 870
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,565
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  2,925 2,926
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,170 3,987
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,380
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,390
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  2,000 1,601
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 4,619
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (6) 4,750 3,589
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (6) 870 789
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (6) 1,700 1,456
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (6) 3,080 2,767
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (6) 1,000 840
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (6) 2,460 1,859
Virginia HDA, Series E, 4.90%, 10/1/50  1,695 1,676
Virginia HDA, Series E, 4.95%, 10/1/55  1,450 1,417
Virginia Small Business Fin. Auth., 95 Express Lanes LLC
Project, 4.00%, 1/1/48 (5) 6,500 5,646
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (5) 3,000 2,323

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (5) 3,080 2,954
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (5) 2,150 2,001
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (5) 2,200 2,042
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (5) 4,500 4,485
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (5) 4,480 4,372
64,766
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,005
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  4,885 4,888
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (6) 4,500 4,459
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (6) 830 683
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (6) 2,300 1,691
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (6) 920 638
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (6) 95 95
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (6) 225 226
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (6) 650 648
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (6) 1,660 1,515
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (6) 2,575 2,453
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (6) 5,330 4,855
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,466
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/49  2,000 1,985
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  8,835 8,508
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,213 1,112
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.222%, 3/1/50  3,665 3,464

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,719 2,587
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (6) 4,925 4,436
49,714
WEST VIRGINIA  0.2%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (6) 1,610 1,463
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (6) 1,050 1,044
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (6) 1,940 1,952
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (6) 1,940 1,951
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,002
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,197
8,609
WISCONSIN  5.4%
PFA, Series A, 5.00%, 12/15/44 (6) 690 653
PFA, Series A, 5.00%, 12/15/54 (6) 2,000 1,761
PFA, Series A, 5.50%, 7/15/56 (6) 1,500 1,424
PFA, Series A, 5.50%, 7/15/61 (6) 1,000 932
PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 3,955 3,943
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,962
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (6) 1,000 1,017
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (6) 1,650 1,667
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (6) 1,850 1,867
PFA, Cherokee Classical Academy Project, Series A, 6.50%,
6/15/45 (6) 325 323
PFA, Cherokee Classical Academy Project, Series A, 6.75%,
6/15/55 (6) 500 489
PFA, Cherokee Classical Academy Project, Series A, 7.00%,
6/15/65 (6) 1,100 1,089
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (6) 4,000 3,597
PFA, Church Home of Hartford, 5.00%, 9/1/30 (6) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (6) 1,365 1,365
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (6) 365 355
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (6) 790 714
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (6) 3,650 2,974
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (6) 2,085 1,765
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (6) 535 517
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (6) 2,515 2,366
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (6) 695 695

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (6) 1,250 1,102
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (6) 700 606
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (6) 185 182
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (6) 560 530
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (6) 1,145 964
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (6) 325 335
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (6) 100 103
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (6) 375 385
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (5) 17,315 17,779
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (5) 8,750 8,978
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (5) 3,375 3,691
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (5) 11,525 12,605
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,742
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,127
PFA, Heritage Bend Project, RAN, Zero Coupon, 12/15/42 (6) 25,000 7,898
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (6) 435 436
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (6) 965 952
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (6) 1,820 1,727
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.00%, 12/15/55 (6) 400 402
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.125%, 12/15/60 (6) 1,375 1,391
PFA, Million Air Three General Aviation Fac. Project, Series B,
7.00%, 9/1/54 (5)(6) 6,050 6,342
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,498
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,115
PFA, National Gypsum, 4.00%, 8/1/35 (5) 16,170 15,417
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (6) 4,520 2,956
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (6)(7) 2,090 1,001
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (6) 2,938 2,938
PFA, Searstone CCRC Project, Series 2021A, 4.00%,
6/1/56 (6) 2,000 1,444

T. ROWE PRICE High Yield Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (6) 5,055 4,450
PFA, Sky Harbour Capital, VRDN, 6.00%, 7/1/60 (Tender
1/1/31) (5)(6) 8,195 8,342
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (5) 5,150 4,634
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (5) 7,930 6,636
PFA, Southminster, 5.00%, 10/1/43 (6) 1,780 1,730
PFA, Southminster, 5.00%, 10/1/48 (6) 1,585 1,491
PFA, Southminster, 5.00%, 10/1/53 (6) 4,560 4,178
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (6) 2,190 1,496
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (6) 1,215 805
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (6) 4,385 3,195
Wisconsin HEFA, Benevolent, 5.50%, 6/1/61  2,250 2,195
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 936
Wisconsin HEFA, Chiara Housing and Services, 6.00%, 7/1/60  6,930 6,809
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,671
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 603
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 558
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 447
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (6) 7,200 7,336
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.05%, 11/1/55  2,000 2,004
191,922
Total Municipal Securities (Cost $3,698,156) 3,533,184
Total Investments in Securities
99.4% of Net Assets
(Cost $3,698,188) $ 3,533,273
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE High Yield Municipal Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(4) Insured by Assured Guaranty Incorporated
(5) Interest subject to alternative minimum tax.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,100,849 and represents 31.0% of net assets.
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
(11) Insured by Financial Guaranty Insurance Company
(12) When-issued security
(13) Prerefunded date is used in determining portfolio maturity.
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation

T. ROWE PRICE High Yield Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE High Yield Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,698,188) $ 3,533,273
Interest receivable 40,308
Receivable for shares sold 4,554
Receivable for investment securities sold 959
Other assets 87
Total assets 3,579,181
Liabilities
Payable for investment securities purchased 12,359
Payable for shares redeemed 5,029
Investment management fees payable 1,366
Due to affiliates 119
Payable to directors 1
Other liabilities 5,837
Total liabilities 24,711
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 3,554,470
Net Assets Consist of:
Total distributable earnings (loss) $ (397,345)
Paid-in capital applicable to 322,586,586 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,951,815
NET ASSETS $ 3,554,470
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,439,648; Shares outstanding:
130,644,092) $ 11.02
Advisor Class
(Net assets: $2,620; Shares outstanding: 236,360) $ 11.09
I Class
(Net assets: $2,112,202; Shares outstanding:
191,706,134) $ 11.02

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 88,086
Expenses
Investment management 8,132
Shareholder servicing
Investor Class $ 1,083
Advisor Class 3
I Class 191 1,277
Rule 12b-1 fees
Advisor Class 3
Prospectus and shareholder reports
Investor Class 10
Advisor Class 1
I Class 14 25
Proxy and annual meeting 767
Legal and audit 501
Interest 176
Custody and accounting 127
Registration 79
Directors 5
Miscellaneous 45
Waived / paid by Price Associates (273)
Total expenses 10,864
Net investment income 77,222
Realized and Unrealized Gain / Loss –
Net realized loss on securities (9,424)
Change in net unrealized gain / loss on securities (79,135)
Net realized and unrealized gain / loss (88,559)
DECREASE IN NET ASSETS FROM OPERATIONS $ (11,337)

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 77,222 $ 142,653
Net realized loss (9,424) (58,807)
Change in net unrealized gain / loss (79,135) 66,520
Increase (decrease) in net assets from operations (11,337) 150,366
Distributions to shareholders
Net earnings
Investor Class (29,625) (57,105)
Advisor Class (50) (112)
I Class (45,489) (83,352)
Decrease in net assets from distributions (75,164) (140,569)
Capital share transactions
*
Shares sold
Investor Class 173,088 307,728
Advisor Class 268 77
I Class 327,388 431,345
Distributions reinvested
Investor Class 26,794 51,637
Advisor Class 49 111
I Class 23,594 43,128
Shares redeemed
Investor Class (160,077) (386,211)
Advisor Class (320) (785)
I Class (234,958) (498,372)
Increase (decrease) in net assets from capital
share transactions 155,826 (51,342)

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Net Assets
Increase (decrease) during period 69,325 (41,545)
Beginning of period 3,485,145 3,526,690
End of period $ 3,554,470 $ 3,485,145
*Share information (000s)
Shares sold
Investor Class 15,504 28,095
Advisor Class 24 7
I Class 29,387 39,516
Distributions reinvested
Investor Class 2,406 4,719
Advisor Class 4 10
I Class 2,118 3,941
Shares redeemed
Investor Class (14,344) (35,477)
Advisor Class (29) (71)
I Class (21,131) (45,918)
Increase (decrease) in shares outstanding 13,939 (5,178)

T. ROWE PRICE High Yield Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The High Yield
Municipal Bond Fund (the fund), formerly the T. Rowe Price Tax-Free High
Yield Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares:
the High Yield Municipal Bond Fund (Investor Class), the High Yield Municipal
Bond Fund–Advisor Class (Advisor Class) and the High Yield Municipal Bond
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE High Yield Municipal Bond Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.

T. ROWE PRICE High Yield Municipal Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE High Yield Municipal Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE High Yield Municipal Bond Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 89 $ — $ — $ 89
Corporate Bonds — — — —
Municipal Securities — 3,533,184 — 3,533,184
Total $ 89 $ 3,533,184 $ — $ 3,533,273

T. ROWE PRICE High Yield Municipal Bond Fund

variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $378,010,000 and
$229,239,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE High Yield Municipal Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$256,466,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,699,171,000. Net unrealized loss aggregated $165,898,000 at period-end, of which $46,478,000 related to appreciated investments and $212,376,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.17%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE High Yield Municipal Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended August 31, 2026 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $273,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026,
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.80% 1.05% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $— $(273)

T. ROWE PRICE High Yield Municipal Bond Fund

expenses incurred pursuant to these service agreements were $64,000 for Price
Associates and $419,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE High Yield Municipal Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of
$1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured
Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At August 31, 2026, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
The fund may also borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price
Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended August 31, 2026, the fund incurred

T. ROWE PRICE High Yield Municipal Bond Fund

less than $28,000  in interest expense related to outstanding borrowings on four days in the average amount of $49,225,000 and at an average annual rate of 5.21%. At August 31, 2026, there were no interfund borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE High Yield Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE High Yield Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Municipal Bond Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the second quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Municipal Bond Fund

for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026